Consolidated Statements of Loss and Comprehensive Loss - USD ($)	12 Months Ended
	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2020
REVENUE
Net revenue	$ 41,882,613	$ 33,345,268	$ 10,545,843
EXPENSES
Salaries and wages	14,086,955	12,161,000	6,254,017
Consulting	2,253,836	2,223,147	2,753,235
Professional fees	1,920,663	1,771,190	2,634,599
Revenue sharing expense	30,090,316	22,853,680	3,380,017
Sponsorships and tournaments			585,186
Advertising and promotion	1,187,161	1,299,909	2,513,687
Office and general	5,282,145	2,406,678	1,771,888
Technology expenses	3,062,181	2,309,248	1,062,807
Amortization and depreciation	1,242,383	1,112,863	3,549,374
Share-based payments	4,688,218	3,702,754	1,409,569
Interest expense	729,848	1,274,998	908,766
Loss on foreign exchange	400,521	1,090,944	578,900
Change in fair value of contingent consideration			87,702
Loss on extinguishment of debt		2,428,900
Gain on retained interest in former associate		(99,961)
Transaction costs	1,327,990	341,702
Non-operational professional fees
Arbitration settlement reserve	(5,775,717)	6,468,330
Impairment of investment in associate and advances	3,873,000		3,652,199
Restructuring costs	177,952
Change in fair value of investment at FVTPL	873,778	(581,812)
Change in fair value of warrant liability	(4,748,893)	(9,037,108)	6,189,921
Impairment of goodwill and intangibles
Change in fair value of convertible debt	(2,388,120)	6,066,594	(230,127)
Total	58,284,217	57,793,056	37,101,740
ASSOCIATES
Share of net loss of associate		103,930
Net loss for the year before taxes	(16,401,604)	(24,551,718)	(26,555,897)
Income tax expense
Net loss after taxes	(16,401,604)	(24,551,718)	(26,555,897)
DISCONTINUED OPERATIONS
Loss on disposal of Motorsports	14,934,149	(678,931)
Gain on disposal of asssets	257,550
Loss from discontinued operations	(13,203,474)	(15,564,168)	(5,860,211)
Net income (loss) for the year from discontinued operations	1,988,225	(16,243,099)
Net loss for the year	(14,413,379)	(40,794,817)	(32,416,108)
Net loss attributable to non-controlling interest	(65,219)	74,006	76,066
Net loss attributable to owners of the Company	(14,478,598)	(40,720,811)	(32,340,042)
Items that may be reclassified subsequently to profit or loss
Foreign currency translation differences	393,928	10,250	(1,001,103)
Comprehensive loss for the year	$ (14,084,670)	$ (40,710,561)	$ (33,341,145)
LOSS PER SHARE
Basic loss per share - continuing operations	$ (1.05)	$ (2.06)	$ (8.98)
Basic loss per share - discontinued operations	0.13	(1.37)	(1.99)
Basic and diluted loss per share	$ (0.93)	$ (3.43)	$ (10.96)
Weighted average number of shares outstanding - Basic	15,637,418	11,874,775	2,949,511
Previously stated [member]
REVENUE
Net revenue		$ 37,220,870
EXPENSES
Salaries and wages		18,020,053
Consulting		3,714,490
Professional fees		2,608,486
Revenue sharing expense		22,853,680
Sponsorships and tournaments		435,670
Advertising and promotion		1,387,370
Office and general		3,529,520
Technology expenses		2,487,569
Amortization and depreciation		4,891,097
Share-based payments		3,702,705
Interest expense		1,399,721
Loss on foreign exchange		939,235
Change in fair value of contingent consideration
Loss on extinguishment of debt		2,428,900
Gain on retained interest in former associate		(99,961)
Transaction costs		341,702
Non-operational professional fees		846,475
Arbitration settlement reserve		6,468,330
Impairment of investment in associate and advances
Change in fair value of investment at FVTPL		(581,812)
Change in fair value of warrant liability		(9,037,108)
Impairment of goodwill and intangibles		3,885,001
Change in fair value of convertible debt		6,066,594
Total		76,287,717
ASSOCIATES
Share of net loss of associate		103,930
Net loss for the year before taxes		(39,170,777)
Income tax expense
Net loss after taxes		(39,170,777)
DISCONTINUED OPERATIONS
Loss on disposal of Motorsports		(678,931)
Loss from discontinued operations		(945,109)
Net loss for the year		(40,794,817)
Net loss attributable to non-controlling interest		74,006
Net loss attributable to owners of the Company		(40,720,811)
Items that may be reclassified subsequently to profit or loss
Foreign currency translation differences		10,250
Comprehensive loss for the year		$ (40,710,561)
LOSS PER SHARE
Basic loss per share - continuing operations		$ (3.29)
Basic loss per share - discontinued operations		(0.14)
Basic and diluted loss per share		$ (3.43)
Weighted average number of shares outstanding - Basic		11,874,775
Software-as-a-Service [Member]
REVENUE
Net revenue	$ 9,220,069	$ 7,952,426	$ 2,571,672
Software-as-a-Service [Member] | Previously stated [member]
REVENUE
Net revenue		6,360,361
Advertising [Member]
REVENUE
Net revenue	$ 32,662,544	25,392,842
Games development [member]
REVENUE
Net revenue			2,732,846
Games development [member] | Previously stated [member]
REVENUE
Net revenue		3,422,202
Direct to Consumer [Member]
REVENUE
Net revenue			363,554
Direct to Consumer [Member] | Previously stated [member]
REVENUE
Net revenue		453,400
Advertisement [Member]
REVENUE
Net revenue			4,491,356
Advertisement [Member] | Previously stated [member]
REVENUE
Net revenue		26,656,446
Professional Services [Member]
REVENUE
Net revenue			$ 386,415
Professional Services [Member] | Previously stated [member]
REVENUE
Net revenue		$ 328,461